Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 19, 2008, as supplemented

Neuberger Berman Guardian Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman Socially Responsive Fund
Trust Class

Beginning October 15, 2009, Trust Class of the above named Funds is closed to new investors and only certain investors will be allowed to purchase Trust Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund, as follows:

•

Only investment providers who established accounts in Trust Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to October 15, 2009, and who continuously maintain such accounts in Trust Class shares of such Fund, may continue to purchase Trust Class shares of that Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

The date of this supplement is October 9, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264

www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 19, 2008

Neuberger Berman Guardian Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Small Cap Growth Fund
Advisor Class

Beginning October 15, 2009, Advisor Class of the above named Funds is closed to new investors and only certain investors will be allowed to purchase Advisor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund or Neuberger Berman Small Cap Growth Fund, as follows:

•

Only investment providers who established accounts in Advisor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund or Neuberger Berman Small Cap Growth Fund prior to October 15, 2009, and who continuously maintain such accounts in Advisor Class shares of such Fund, may continue to purchase Advisor Class shares of that Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

The date of this supplement is October 9, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264

www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 19, 2008

Neuberger Berman Guardian Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman Socially Responsive Fund
Investor Class

Only certain investors are allowed to purchase Investor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund, as follows:

•

Grandfathered Investors may purchase Investor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund and Neuberger Berman Socially Responsive Fund. “Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

•

Only investors who hold their shares in an account directly with Neuberger Berman, who held Investor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to June 15, 2009, and who have continuously maintained such accounts in Investor Class shares of such Fund, may continue to purchase Investor Class shares of that Fund. This does not include any investment providers who have accounts with a Fund nor shareholders who invest through such investment providers, who are addressed below.

•

Only investment providers who established accounts in Investor Class shares of Neuberger Berman Guardian Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Small Cap Growth Fund or Neuberger Berman Socially Responsive Fund prior to June 15, 2009, and who have continuously maintained such accounts in Investor Class shares of such Fund, may continue to purchase Investor Class shares of that Fund. Self-directed retail shareholders who hold their shares through an investment provider’s account with Neuberger Berman must maintain such account in Investor Class shares of such Fund with the same investment provider to continue to purchase Investor Class shares of such Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

In addition, the third paragraph in the section entitled “Maintaining Your Account” under the subheading “When you exchange shares” is deleted and replaced with the following paragraph:

In addition, Grandfathered Investors may exchange into Class A shares of a fund in the fund family without paying any applicable sales charges.

The date of this supplement is October 9, 2009 and it supersedes the supplement dated June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264

www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectus dated December 19, 2008

Neuberger Berman International Large Cap Fund
Neuberger Berman Real Estate Fund
Neuberger Berman Small and Mid Cap Growth Fund
           Trust Class

The fourth paragraph in the section entitled “Maintaining Your Account” under the subheading “When you buy shares” is deleted and replaced with the following paragraph:

Only certain investors are allowed to purchase Trust Class shares of Neuberger Berman International Large Cap Fund, as follows:

•

Grandfathered Investors may purchase Trust Class shares of Neuberger Berman International Large Cap Fund. “Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

•

Only investment providers who established accounts in Trust Class shares of Neuberger Berman International Large Cap Fund prior to March 1, 2008, and who have continuously maintained an account in Trust Class shares of the Fund, may continue to purchase Trust Class shares of the Fund. Self-directed retail shareholders who hold their shares through an investment provider’s account with Neuberger Berman must maintain such account in Trust Class shares of the Fund with the same investment provider to continue to purchase Trust Class shares of the Fund.

Shareholders who, by virtue of an investment made through an investment provider, are permitted to invest in a class that is generally closed to new investors may have to continue to participate in the same program of fees and services at that investment provider to maintain their ability to purchase that class. Please check with your investment provider for more information.

In addition, the third paragraph in the section entitled “Maintaining Your Account” under the subheading “When you exchange shares” is deleted and replaced with the following paragraph:

In addition, Grandfathered Investors may exchange into Class A shares of a fund in the fund family without paying any applicable sales charges.

The date of this supplement is October 9, 2009 and it supersedes the supplement dated June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264

www.nb.com

Neuberger Berman Equity Funds®

Supplement to the Prospectuses dated October 8, 2008, December 19, 2008, April 3, 2009, as amended, and May 15, 2009

Neuberger Berman Climate Change Fund
Neuberger Berman Emerging Markets Equity Fund
Neuberger Berman Equity Income Fund
Neuberger Berman Guardian Fund
Neuberger Berman International Large Cap Fund
Neuberger Berman Large Cap Disciplined Growth Fund
Neuberger Berman Mid Cap Growth Fund
Neuberger Berman Select Equities Fund
Neuberger Berman Small Cap Growth Fund
Neuberger Berman Socially Responsive Fund
Class A and Class C

The first paragraph in the section entitled “Grandfathered Investors” in the Class A and Class C prospectuses for the Funds is deleted and replaced with the following paragraph:

“Grandfathered Investors” are investors in any fund in the Neuberger Berman family of funds who hold their shares directly with Neuberger Berman, who established accounts in Investor Class or Trust Class shares prior to March 1, 2008, and who have continuously maintained an account directly with Neuberger Berman since that date. Grandfathered Investors do not include any investment providers who have accounts with a fund nor shareholders who invest through such investment providers.

In addition, the third paragraph in the section entitled “Grandfathered Investors” in the Class A and Class C prospectus for Neuberger Berman Large Cap Disciplined Growth Fund is deleted.

The date of this supplement is October 9, 2009 and it supersedes the supplement dated June 15, 2009.

NEUBERGER BERMAN
Neuberger Berman Management LLC

605 Third Avenue 2nd Floor
New York, NY 10158-0180

Shareholder Services
800.877.9700

Institutional Services

800.366.6264
www.nb.com